SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP in the U.S. requires management to make significant judgments and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases these significant judgments and estimates on historical experience and other assumptions it believes to be reasonable based upon information presently available. Actual results could differ from those estimates under different assumptions, judgments, or conditions.

Use of Estimates

The preparation of financial statements in conformity with GAAP in the U.S. requires management to make significant judgments and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases these significant judgments and estimates on historical experience and other assumptions it believes to be reasonable based upon information presently available. Actual results could differ from those estimates under different assumptions, judgments, or conditions.

Principles of Consolidation

Principles of Consolidation

The Company’s consolidated financial statements reflect its financial statements, those of its wholly owned subsidiaries, and certain variable interest entities where the Company is the primary beneficiary. The accompanying consolidated financial statements include all the accounts of the Company, its wholly owned subsidiaries, OncoSelect® Therapeutics, LLC and PPLS, and the variable interest entity, Village Oaks. All significant intercompany balances and transactions have been eliminated.

In determining whether the Company is the primary beneficiary of a variable interest entity, it applies a qualitative approach that determines whether it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to that entity. The Company continuously assesses whether it is the primary beneficiary of a variable interest entity as changes to existing relationships or future transactions may result in the Company consolidating or deconsolidating one or more of its collaborators or partners.

Principles of Consolidation

The Company’s consolidated financial statements reflect its financial statements, those of its wholly owned subsidiaries, and certain variable interest entities where the Company is the primary beneficiary. The accompanying consolidated financial statements include all the accounts of the Company, its wholly owned subsidiaries, OncoSelect® Therapeutics, LLC and PPLS, and the variable interest entity, Village Oaks. All significant intercompany balances and transactions have been eliminated.

In determining whether the Company is the primary beneficiary of a variable interest entity, it applies a qualitative approach that determines whether it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to that entity. The Company continuously assesses whether it is the primary beneficiary of a variable interest entity as changes to existing relationships or future transactions may result in the Company consolidating or deconsolidating one or more of its collaborators or partners.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash equivalents are stated at cost, which approximates market value, because of the short maturity of these instruments.

Cash and Cash Equivalents

For the purpose of the consolidated statement of cash flows, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash equivalents are stated at cost, which approximates market value because of the short maturity of these instruments.

Concentration of Risk

Concentration of Risk

The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flow.

Concentration of Risk

The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Advertising Expense	Advertising Expense The Company expenses all advertising costs as incurred. Advertising expense was $28,206 and $11,920 for the three months ended March 31, 2025 and 2024, respectively.	Advertising Expense The Company expenses all advertising costs as incurred. Advertising expenses were approximately $267,201 and $88,832 for the years ended December 31, 2024 and 2023, respectively.
Loss Per Share

Loss Per Share

Basic loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of the Company’s Common Stock outstanding during the period. Diluted loss per share is computed by dividing net loss attributable to common stockholders by the sum of the weighted-average number of shares of Common Stock outstanding during the period and the weighted-average number of dilutive Common Stock equivalents outstanding during the period, using the treasury stock method. Dilutive Common Stock equivalents are comprised of in-the-money stock options, convertible notes payable, unvested restricted stock, and warrants based on the average stock price for each period using the treasury stock method.

The following potentially dilutive securities have been excluded from the computations of weighted average shares of Common Stock outstanding as of March 31, 2025 and 2024, respectively, as they would be anti-dilutive:

	As of March 31,
	2025	2024
Shares underlying options outstanding	304,125	618,847
Shares underlying warrants outstanding	12,873,602	8,838,717
Shares underlying unvested restricted stock	430,474	297,862
	13,608,201	9,755,426

Loss Per Share

Basic loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of the Company’s Common Stock, par value $0.007 per share outstanding during the period. Diluted loss per share is computed by dividing net loss attributable to common stockholders by the sum of the weighted-average number of shares of Common Stock outstanding during the period and the weighted-average number of dilutive Common Stock equivalents outstanding during the period, using the treasury stock method. Dilutive Common Stock equivalents are comprised of in-the-money stock options, convertible notes payable, and warrants based on the average stock price for each period using the treasury stock method.

The following potentially dilutive securities have been excluded from the computations of weighted average shares of Common Stock outstanding as of December 31, 2024 and 2023, as they would be anti-dilutive:

	As of December 31,
	2024	2023
Shares underlying options outstanding	304,125	683,695
Shares underlying warrants outstanding	12,298,124	—
Shares underlying unvested restricted stock outstanding	349,057	4,649,952
Anti-dilutive securities	12,951,306	5,333,647

Revenue Recognition

Revenue Recognition

To determine revenue recognition for the arrangements that the Company determines are within the scope of ASC 606, Revenue from Contracts with Customers, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Post-acquisition of PPLS, additional revenue streams have been consolidated starting September 19, 2023. PPLS generates three sources of revenue: (1) patient service fees, (2) histology service fees, and (3) medical director fees. The Company recognizes as revenue the amount that reflects the consideration to which it expects to be entitled in exchange for goods sold or services rendered primarily upon completion of the testing process (when results are reported) or when services have been rendered.

The Company follows a standard process, which considers historical denial and collection experience and other factors (including the period of time that the receivables have been outstanding), to estimate contractual allowances and implicit price concessions, recording adjustments in the current period as changes in estimates. The process for estimating revenues and the ultimate collection of accounts receivable involves significant judgment and estimation.

	For the Three Months Ended March 31,
	2025	2024
Patient service fees[1]	$1,570,382	$2,149,049
Histology service fees	263,754	237,972
Medical director fees	16,588	16,058
Department of Defense observational studies	—	2,885
Other revenues	2,873	427
Total net revenue	$1,853,597	$2,406,391

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $169,000 and $45,000 for the three months ended March 31, 2025 and 2024, respectively.

Revenue Recognition

To determine revenue recognition for the arrangements that the Company determines are within the scope of ASC 606, Revenue from Contracts with Customers, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Post-acquisition of PPLS, additional revenue streams have been consolidated starting September 19, 2023. PPLS generates three sources of revenue: (1) patient service fees, (2) histology service fees, and (3) medical director fees. The Company recognizes as revenue the amount that reflects the consideration to which it expects to be entitled in exchange for goods sold or services rendered primarily upon completion of the testing process (when results are reported) or when services have been rendered.

The Company follows a standard process, which considers historical denial and collection experience and other factors (including the period of time that the receivables have been outstanding), to estimate contractual allowances and implicit price concessions, recording adjustments in the current period as changes in estimates. The process for estimating revenues and the ultimate collection of accounts receivable involves significant judgment and estimation.

Pre-acquisition, bioAffinity’s revenue was generated in three ways: (1) royalties from the Company’s diagnostic test, CyPath® Lung, (2) clinical flow cytometry services provided to Village Oaks related to the Company’s CyPath® Lung test, and (3) CyPath® Lung tests purchased by the U.S. Department of Defense (“DOD”) for an observational study, “Detection of Abnormal Respiratory Cell Populations in Lung Cancer Screening Patients Using the CyPath® Lung Assay (NCT05870592),” and research and development on using bronchoalveolar lavage fluid as a biological sample to assess cardiopulmonary function and exercise performance in military personnel post COVID-19 infection. The royalty income from CyPath® Lung and clinical flow cytometry services income, beginning September 19, 2023, are related party income and, therefore, eliminated from consolidated net revenues.

	Year Ended December 31,
	2024	2023
Patient service fees[1]	$8,175,670	$2,199,558
Histology service fees	1,103,751	272,660
Medical director fees	66,576	19,324
Department of Defense observational studies	8,654	19,442
Other revenues	7,371	21,515
Total net revenue	$9,362,022	$2,532,499

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $516,000 and $35,000 for the years ended December 31, 2024 and 2023.

Property and Equipment, Net

Property and Equipment

In accordance with ASC 360-10, Accounting for the Impairment of Long-Lived Assets, the Company periodically reviews the carrying value of its long-lived assets, such as property, equipment, and definite-lived intangible assets, to test whether current events or circumstances indicate that such carrying value may not be recoverable. When evaluating assets for potential impairment, the Company compares the carrying value of the asset to its estimated undiscounted future cash flows. If an asset’s carrying value exceeds such estimated cash flows (undiscounted and with interest charges), the Company records an impairment charge for the difference. The Company did not record any impairment for the three months ended March 31, 2025, or for the fiscal year ended December 31, 2024.

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Amortization of leasehold improvements is computed using the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Asset Category	Useful Life
Computer equipment	3-5 years
Computer software	3 years
Equipment	3-5 years
Furniture and fixtures	5-7 years
Vehicles	5 years
Leasehold improvements	Lesser of lease term or useful life

Property and Equipment, Net

In accordance with ASC 360-10, Accounting for the Impairment of Long-Lived Assets (“ASC 360”), the Company periodically reviews the carrying value of its long-lived assets, such as property, equipment, and definite lived intangible assets, to test whether current events or circumstances indicate that such carrying value may not be recoverable. When evaluating assets for potential impairment, the Company compares the carrying value of the asset to its estimated undiscounted future cash flows. If an asset’s carrying value exceeds such estimated cash flows (undiscounted and with interest charges), the Company records an impairment charge for the difference. The Company did not record any impairment for the years ended December 31, 2024 or 2023.

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Amortization of leasehold improvements is computed using the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Asset Category	Useful Life
Computer equipment	3-5 years
Computer software	3 years
Equipment	3-5 years
Furniture and fixtures	5-7 years
Vehicles	5 years
Leasehold improvements	Lesser of lease term or useful life

Intangible Assets

Intangible Assets

The Company’s acquisition of PPLS on September 18, 2023, identified goodwill and intangible assets. Goodwill represents the purchase price in excess of fair values assigned to the underlying identifiable net assets of the acquired business. The Company tests goodwill for impairment annually, therefore, does not record amortization. The intangible assets and their respective useful lives are as follows: trade names and trademarks (18 years) and customer relationships (14 years). Intangible assets, net of accumulated amortization, are summarized as follows as of March 31, 2025 and December 31, 2024:

	March 31,	December 31,
	2025	2024
Cost
Goodwill	$1,404,486	$1,404,486
Trade names and trademarks	150,000	150,000
Customer relationships	700,000	700,000
	2,254,486	2,254,486
Accumulated amortization
Trade names and trademarks	(12,777)	(10,694)
Customer relationships	(76,667)	(64,167)
	(89,444)	(74,861)
Intangible assets, net	$2,165,042	$2,179,625

The Company incurred amortization of intangible assets of $14,583 for each of the three months ended March 31, 2025 and 2024.

Intangible Assets

The Company’s acquisition of PPLS on September 18, 2023 identified Goodwill and intangible assets. Goodwill represents the purchase price in excess of fair values assigned to the underlying identifiable net assets of the acquired business. The intangible assets and their respective useful lives are as follows: trade names and trademarks (18 years) and customer relationships (14 years). Intangible assets, net of accumulated amortization, are summarized as follows as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Cost
Goodwill	$1,404,486	$1,404,486
Trade names and trademarks	150,000	150,000
Customer relationships	700,000	700,000
	2,254,486	2,254,486
Accumulated amortization
Goodwill	—	—
Trade names and trademarks	(10,694)	(2,361)
Customer relationships	(64,167)	(14,167)
	(74,861)	(16,528)
Intangible assets, net	$2,179,625	$2,237,958

For the year ended December 31, 2024, amortization of intangible assets totaled $58,333 compared to $16,528 in the prior year comparative period.

Goodwill is reviewed annually for impairment in accordance with ASC 350 - Intangibles – Goodwill and Other, and intangible assets are reviewed annually for impairment in accordance with ASC 360 unless circumstances dictate the need for more frequent assessment. The Company elected to perform a quantitative impairment analysis as of December 31, 2024. The annual quantitative assessment of the intangible assets was performed utilizing a discounted cash flow analysis (“income approach”). The income approach measures the fair value of an interest in a business by discounting expected future cash flows to present value. The results of the annual quantitative impairment analysis indicated that the fair value exceeded the carrying value of the reporting unit and therefore resulted in no impairment needed.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company continues to monitor new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) and does not believe new accounting pronouncements issued through the date of this Quarterly Report will have a material impact on the Company’s condensed consolidated financial statements.

Recent Accounting Pronouncements

The Company continues to monitor new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) and does not believe any accounting pronouncements issued through the date of this Annual report will have a material impact on the Company’s consolidated financial statements.

The Company adopted FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures on December 31, 2024, on a retrospective basis. The Company used the five steps to ASC 280 to evaluate what, if any, segment reporting would be beneficial for shareholders. These five steps included: 1) evaluate operating segments for aggregation, 2) perform quantitative threshold tests, 3) evaluate remaining operating segments for aggregation, 4) ensure that 75% of revenue is reported, and 5) consider practical limit. Based on the analysis above against those five steps, management concludes that segment reporting is required for two segment operations: 1) diagnostic R&D and 2) laboratory services (See Note 2).

The FASB issued Accounting Standards Update (“ASU”) No. ASU 2023-09, Income Taxes (Topic 740): Improvement to Income Tax Disclosures which requires public business entities to disclose annually a tabular rate reconciliation, including specific items such as state and local income tax, tax credits, nontaxable or nondeductible items, among others, and a separate disclosure requiring disaggregation of reconciling items as described above which equal or exceed 5% of the product of multiplying income from continuing operations by the applicable statutory income tax rate. The ASU is effective for all public business entities for annual periods beginning after December 15, 2024. The adoption of this standard is not expected to have a material effect on the Company’s operating results or financial condition.

Segment Information

Segment Information

The Company is organized in two operating segments, Diagnostic Research and Development (“R&D”) and Laboratory Services, whereby its chief operating decision maker (“CODM”) assesses the performance of and allocates resources. The CODM is the Chief Executive Officer. Diagnostic R&D includes research and development and clinical development on diagnostic tests. Any revenues assigned to Diagnostic R&D are proceeds received from observational studies. Laboratory services include all the operations from Village Oaks and PPLS in addition to sales and marketing costs of CyPath® Lung from bioAffinity Technologies.

	As of March 31,
	2025	2024
Net revenues:
Diagnostic R&D	$—	$2,885
Laboratory services	1,853,597	2,403,506
Total net revenues	1,853,597	2,406,391

Operating expenses:
Diagnostic R&D	(505,739)	(442,599)
Laboratory services	(2,267,656)	(2,736,999)
General corporate activities	(1,707,341)	(1,172,023)
Total operating loss	(2,627,139)	(1,945,230)

Non-operating income (expense), net	(24,583)	(12,913)
Net loss before income taxes	(2,651,722)	(1,958,143)
Income tax expense	(8,695)	(3,672)
Net loss	$(2,660,417)	$(1,961,815)

Segment Information

The Company is organized in two operating segments, Diagnostic Research and Development (“R&D”) and Laboratory Services, whereby its chief operating decision maker (“CODM”) uses operating income as the primary measure of segment profit or loss to assess performance and make resource allocation decisions, in addition to monitoring revenue growth and research and development progress. The CODM is the Chief Executive Officer.

Diagnostic R&D includes research and development and clinical development of diagnostic tests. Any revenues assigned to Diagnostic R&D are proceeds received from observational studies. Laboratory services include all the operations from Village Oaks and PPLS in addition to sales and marketing costs of CyPath® Lung from bioAffinity.

	As of December 31,
	2024	2023
Net revenues:
Diagnostic R&D	$8,654	$19,442
Laboratory services	9,353,368	2,513,057
Total net revenues	9,362,022	2,532,499

Operating expenses:
Diagnostic R&D	(1,782,882)	(1,724,597)
Laboratory services	(9,946,452)	(3,769,783)
General corporate activities	(6,586,133)	(5,011,347)
Total operating loss	(8,953,445)	(7,973,228)

Non-operating income (expense), net	(74,736)	57,210
Net loss before income taxes	(9,028,181)	(7,916,018)
Income tax expense	(11,650)	(20,993)
Net loss	$(9,039,831)	$(7,937,011)

Research and Development

Research and Development

Research and development costs are charged to expense as incurred. The Company’s research and development expenses consist primarily of expenditures for laboratory operations, preclinical studies, compensation, and consulting costs.

Research and Development

Research and development costs are charged to expense as incurred. The Company’s research and development expenses consist primarily of expenditures for laboratory operations, preclinical studies, compensation, and consulting costs.

Accrued Research and Development Costs

Accrued Research and Development Costs

The Company records accrued liabilities for estimated costs of research and development activities conducted by service providers, which include preclinical studies. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and includes these costs in accrued expenses in the accompanying condensed consolidated balance sheets and within research and development expense in the accompanying condensed consolidated statements of operations.

The Company accrues for these costs based on factors such as estimates of the work completed and in accordance with agreements established with service providers. The Company makes significant judgments and estimates in determining the accrued expenses balance in each reporting period. As actual costs become known, the Company adjusts its accrued liabilities. The Company has not experienced any material differences between accrued costs and actual costs incurred since its inception.

Accrued Research and Development Costs

The Company records accrued liabilities for estimated costs of research and development activities conducted by service providers, which include preclinical studies. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and includes these costs in accrued expenses in the accompanying consolidated balance sheets and within research and development expense in the accompanying consolidated statements of operations.

The Company accrues for these costs based on factors such as estimates of the work completed and in accordance with agreements established with service providers. The Company makes significant judgments and estimates in determining the accrued expenses balance in each reporting period. As actual costs become known, the Company adjusts its accrued liabilities. The Company has not experienced any material differences between accrued costs and actual costs incurred since its inception.

Regulatory Matters

Regulatory Matters

Regulations imposed by federal, state, and local authorities in the U.S. are a significant factor in providing medical care. In the U.S., drugs, biological products, and medical devices are regulated by the Federal Food, Drug, and Cosmetic Act (“FDCA”), which is administered by the Food and Drug Administration (“FDA”) and the CMS. The Company has not yet obtained marketing authorization from the FDA but is able to market its CyPath® Lung test as a laboratory developed test (“LDT”) sold by Precision Pathology Laboratory Services, a CAP-accredited, CLIA-certified clinical pathology laboratory and wholly owned subsidiary.

Regulatory Matters

Regulations imposed by federal, state, and local authorities in the U.S. are a significant factor in providing medical care. In the U.S., drugs, biological products, and medical devices are regulated by the federal Food, Drug and Cosmetic Act, which is administered by the FDA and CMS. The Company has not yet obtained marketing authorization from the FDA but is able to market its CyPath® Lung test as a laboratory developed test sold by Precision Pathology Laboratory Services, a CAP-accredited, CLIA-certified clinical pathology laboratory and wholly owned subsidiary.

Business Combination

Business Combination

On September 18, 2023, the Company, in connection with the Asset Purchase Agreement it entered into with Village Oaks and Roby P. Joyce, M.D., dated September 18, 2023, acquired substantially all the assets and assumed certain liabilities of Village Oaks in exchange for total consideration of $3,500,000, which consists of: (1) $2.5 million in cash paid at closing and (2) 564,972 shares of the Company’s Common Stock valued at $1 million. The assets purchased included a clinical pathology laboratory regulated by the Centers for Medicare and Medicaid Services (“CMS”) and accredited by the College of American Pathologists (“CAP”) and certified under the Clinical Laboratory Improvement Amendments of 1988 (“CLIA”). The primary reason for the acquisition was control of the laboratory in which CyPath® Lung is ordered and processed.

The Company recognized goodwill of $1,404,000 arising from the acquisition. The acquisition is being accounted for as a business combination in accordance with ASC 805. The Company has determined the fair values of the accounts receivable, accounts payable, and accrued expenses that make up the majority of the net working capital assumed in the acquisition.

The following table summarizes the purchase price and finalized purchase price allocations relating to the acquisition:

Cash	$2,500,000
Common Stock	1,000,000
Total purchase consideration	$3,500,000
Assets
Net working capital (including cash)	$912,000
Property and equipment	326,000
Other assets	8,000
Customer relationships	700,000
Trade names and trademarks	150,000
Goodwill	1,404,000
Total net assets	$3,500,000

Goodwill represents the excess fair value after the allocation to the identifiable net assets. The calculated goodwill is not deductible for tax purposes.

The Company incurred and expensed approximately $811,000 in acquisition costs.

Reclassifications

Reclassifications

Certain prior year balances have been reclassified to conform to current year presentation. Any reclassifications had an immaterial effect on the Company’s consolidated financial statements and had no effect on prior periods net income or stockholders’ equity.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible. The Company includes interest and penalties related to uncertain tax positions as part of income tax expense, if any. No such interest or penalties were recognized during the years ended December 31, 2024 and 2023, and the Company had no accruals for interest and penalties at December 31, 2024 or 2023.